Provisions - Undrawn Credit Lines - ECL Exposures (Details) - Undrawn credit lines [Member] - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other provisions [line items]
Exposure as at beginning of period	$ 20,386	$ 18,971
Net change on exposures	1,598	(577)
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	(580)	1,554
Changes to models and assumptions	(346)
Foreign exchange adjustments	(242)	438
Exposure as at ending of period	20,816	20,386
Stage 1 - Individual [Member]
Disclosure of other provisions [line items]
Exposure as at beginning of period	1,634	937
Net change on exposures	(1,229)	684
Transfer to Stage 1	88	99
Transfer to Stage 2	(113)	(87)
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	(35)	(3)
Changes to models and assumptions	(112)
Foreign exchange adjustments	1	4
Exposure as at ending of period	234	1,634
Stage 1 - Group [Member]
Disclosure of other provisions [line items]
Exposure as at beginning of period	9,123	8,071
Net change on exposures	4,832	2,796
Transfer to Stage 1	6,162	1,463
Transfer to Stage 2	(6,056)	(3,246)
Transfer to Stage 3	(149)	(92)
Impact on year-end ECL of exposures transferred between stages during the year	(389)	31
Changes to models and assumptions	(269)
Foreign exchange adjustments	(119)	100
Exposure as at ending of period	13,135	9,123
Stage 2 - Individual [Member]
Disclosure of other provisions [line items]
Exposure as at beginning of period	137	147
Net change on exposures	25	21
Transfer to Stage 1	(87)	(96)
Transfer to Stage 2	191	124
Transfer to Stage 3	(12)	(5)
Impact on year-end ECL of exposures transferred between stages during the year	(129)	(56)
Changes to models and assumptions	63
Foreign exchange adjustments	(3)	2
Exposure as at ending of period	185	137
Stage 2 - Group [Member]
Disclosure of other provisions [line items]
Exposure as at beginning of period	4,194	4,747
Net change on exposures	(1,245)	(2,669)
Transfer to Stage 1	(6,141)	(817)
Transfer to Stage 2	7,838	3,898
Transfer to Stage 3	(792)	(818)
Impact on year-end ECL of exposures transferred between stages during the year	(1,116)	(441)
Changes to models and assumptions	(28)
Foreign exchange adjustments	(66)	294
Exposure as at ending of period	2,644	4,194
Stage 3 - Individual [Member]
Disclosure of other provisions [line items]
Exposure as at beginning of period
Net change on exposures	63	41
Transfer to Stage 1	(1)	(4)
Transfer to Stage 2	(78)	(37)
Transfer to Stage 3	12	5
Impact on year-end ECL of exposures transferred between stages during the year	83	(5)
Changes to models and assumptions
Foreign exchange adjustments	(1)
Exposure as at ending of period	78
Stage 3 - Group [Member]
Disclosure of other provisions [line items]
Exposure as at beginning of period	5,298	5,069
Net change on exposures	(848)	(1,450)
Transfer to Stage 1	(21)	(645)
Transfer to Stage 2	(1,782)	(652)
Transfer to Stage 3	941	910
Impact on year-end ECL of exposures transferred between stages during the year	1,006	2,028
Changes to models and assumptions
Foreign exchange adjustments	(54)	38
Exposure as at ending of period	$ 4,540	$ 5,298